                                SIERRA ADVANTAGE
                COMBINATION FIXED AND VARIABLE ANNUITY CONTRACTS

                           THE SIERRA VARIABLE TRUST
                         9301 Corbin Avenue, Suite 333
                          Northridge, California 91324

                     Supplement Dated December 23, 1997 to
                          Prospectus Dated May 1, 1997
               and Supplemented September 1 and November 6, 1997

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT D
                       Annuity Administration Department
                                 P.O. Box 1401
                           Houston, Texas 77251-1401

                     Supplement Dated December 23, 1997 to
                          Prospectus Dated May 1, 1997
                        as Supplemented November 6, 1997

On December 23, 1997, shareholders of the Short Term Global Government Fund of The Sierra Variable Trust ("Trust") approved an Agreement and Plan of Reorganization that would result in the Short Term Global Government Fund being reorganized ("merged") into and with the Short Term High Quality Bond Fund of the Trust. It is anticipated that this reorganization would take place on or about January 16, 1998. As a result, the Short Term Global Government Fund would cease to exist. In anticipation of this reorganization, the Trust will discontinue the offering of shares of the Short Term Global Government Fund to American General Life Insurance Company ("AGL"), effective January 12, 1998. Accordingly, AGL will remove the Short Term Global Government Division of its Separate Account D, effective January 12, 1998.

You may invest, through Separate Account D Divisions, in the other Funds of the Trust -- but not the Short Term Global Government Fund of the Trust.

The Trust Prospectus is amended and supplemented as follows: Effective January 12, 1998, shares of Short Term Global Government Fund will no longer be offered or sold to AGL, except for the reinvestment of dividends, payable between January 12, 1998 and the effective date of the reorganization, attributable to current shares of the Fund.

The Separate Account D Prospectus is amended and supplemented as follows:
Effective January 12, 1998, no portion of purchase payments under the Contracts may be allocated, and no portion of your Account Value may be reallocated, to the Short Term Global Government Division of Separate Account D.

Upon the reorganization, a Contract owner's Account Value allocated to the Short Term Global Government Division would be converted into the same dollar amount of Account Value in the Short Term High Quality Bond Division, based on values on the date of the reorganization. AGL would send to each such Contract owner a confirmation specifying, as of the reorganization, the number of units, and their value, allocated to the Short Term High Quality Bond Division. The Contract owner will not bear any expenses directly attributable to the reorganization.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                SIERRA ADVANTAGE
                COMBINATION FIXED AND VARIABLE ANNUITY CONTRACTS

                           THE SIERRA VARIABLE TRUST
                         9301 Corbin Avenue, Suite 333
                          Northridge, California 91324

                     Supplement Dated December 23, 1997 to
             Statement of Additional Information Dated May 1, 1997


                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT D
                       Annuity Administration Department
                                 P.O. Box 1401
                           Houston, Texas 77251-1401

                     Supplement Dated December 23, 1997 to
             Statement of Additional Information Dated May 1, 1997

On December 23, 1997, shareholders of the Short Term Global Government Fund of The Sierra Variable Trust ("Trust") approved an Agreement and Plan of Reorganization that would result in the Short Term Global Government Fund being reorganized ("merged") into and with the Short Term High Quality Bond Fund of the Trust. It is anticipated that this reorganization would take place on or about January 16, 1998. As a result, the Short Term Global Government Fund would cease to exist. In anticipation of this reorganization, the Trust will discontinue the offering of shares of the Short Term Global Government Fund to American General Life Insurance Company ("AGL"), effective January 12, 1998. Accordingly, AGL will remove the Short Term Global Government Division of its Separate Account D, effective January 12, 1998.

You may invest, through Separate Account D Divisions, in the other Funds of the Trust -- but not the Short Term Global Government Fund of the Trust.

The Trust Statement of Additional Information is amended and supplemented as follows: Effective January 12, 1998, shares of Short Term Global Government Fund will no longer be offered or sold to AGL, except for the reinvestment of dividends, payable between January 12, 1998 and the effective date of the reorganization, attributable to current shares of the Fund.

The Separate Account D Statement of Additional Information is amended and supplemented as follows: Effective January 12, 1998, no portion of purchase payments under the Contracts may be allocated, and no portion of your Account Value may be reallocated, to the Short Term Global Government Division of Separate Account D.

Upon the reorganization, a Contract owner's Account Value allocated to the Short Term Global Government Division would be converted into the same dollar amount of Account Value in the Short Term High Quality Bond Division, based on values on the date of the reorganization. AGL would send to each such Contract owner a confirmation specifying, as of the reorganization, the number of units, and their value, allocated to the Short Term High Quality Bond Division. The Contract owner will not bear any expenses directly attributable to the reorganization.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE